Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan Plan Termination [Line Items]
Plan Termination
5.	PLAN TERMINATION
Although it has not expressed any intent to do so, the RBC Companies have the right under the Plan to discontinue contributions at any time and to amend or terminate the Plan subject to the provisions set forth in ERISA. In the event of Plan termination, participants will become fully vested in their account balances.